Summary Prospectus November 25, 2019

Baillie Gifford U.S. Equity Growth Fund

Class K	Institutional Class
(BGGKX)	(BGGSX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Fund’s website (https://www.bailliegifford.com/en/usa/professional-investor/literature/), and you will be notified by mail each time a shareholder report that includes the Fund is posted and provided with a website link to access the report. If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com. If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all funds held in your account (whether or not they are Baillie Gifford Funds) if you invest through your financial intermediary or all funds held with the Baillie Gifford Funds complex if you invest directly with the Fund.

Before you invest, you may want to review the Fund’s full prospectus, which contains more information about the Fund and its risks. You can find the Fund’s full prospectus and other information about the Fund, including its statement of additional information (“SAI”) and most recent reports to shareholders, online at http://USmutualfund.bailliegifford.com. You can also get this information at no cost by calling 1-844-394-6127 or by emailing northamericanvehiclesteam@bailliegifford.com. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated April 30, 2019, as supplemented or revised, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2018.

Investment Objective

The Baillie Gifford U.S. Equity Growth Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses	7.25%	6.19%
Total Annual Fund Operating Expenses	7.75%	6.69%
Fee Waiver and/or Expense Reimbursement(b)	-7.10%	-5.95%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.74%

(a)                 The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                 The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary

Baillie Gifford U.S. Equity Growth Fund – Summary Prospectus

expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to sub-accounting expenses of 0.09%.

(c)                 Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the Fund’s current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended December 31, 2018 and the Fund’s financial highlights related to that fiscal year included in this Prospectus.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$66	$76
3 Years	$1,640	$1,447
5 Years	$3,128	$2,773
10 Years	$6,504	$5,895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to a benchmark, generally investing in a portfolio of between 30-50 growth companies. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order after the first five risks) are:

-                 Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index.  The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index.  There can be no assurance that the Manager’s investment decisions will produce the desired results.

-                 Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford U.S. Equity Growth Fund – Summary Prospectus

-                 Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

-                 Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area.  The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

-                 Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

-                 Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

-                 Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

-                 Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

-                 Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

-                 IPO Risk – The Fund may purchase securities in IPOs.  These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

-                 Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

-                 Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

-                 Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

-                 Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a

Baillie Gifford U.S. Equity Growth Fund – Summary Prospectus

particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

-                 New and Smaller-Sized Funds Risk – New Funds and smaller-sized Funds will be subject to greater liquidity risk due to their smaller asset bases. A Fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

-                 Service Provider Risk - The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

-                 Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares(1)

(1)                 The inception date for the Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Baillie Gifford U.S. Equity Growth Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For the period from January 1, 2017 to May 1, 2017, the performance shown is for Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative indices and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information.”

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	Since Fund Inception (12/05/2016)
Institutional Class Returns Before Taxes(1)	8.30%	19.86%
Institutional Class Returns After Taxes on Distributions(1)	7.77%	19.51%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares(1)	5.26%	15.43%
Class K Returns Before Taxes(2)	8.60%	20.03%

Baillie Gifford U.S. Equity Growth Fund – Summary Prospectus

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	Since Fund Inception (12/05/2016)
Comparative Index
(reflects no deductions for fees, expenses, or taxes)
S&P 500 Index(3)	-4.38%	8.52%
Russell 1000 Growth Index(4)	-1.51%	13.50%

(1)                 Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)                 The inception date for the Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Baillie Gifford U.S. Equity Growth Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For periods prior to May 1, 2017, the performance shown is based on the performance for Class 1 shares.

(3)                 The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

(4)                 The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell®” is a trade mark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Kirsty Gibson	Portfolio Manager	2016
Gary Robinson	Portfolio Manager	2016
Tom Slater	Portfolio Manager	2016
Helen Xiong	Portfolio Manager	2016

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares.” The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                 If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of

Baillie Gifford U.S. Equity Growth Fund – Summary Prospectus

interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.